NOTE 9 - ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
May 31, 2016
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 9 - ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The Company had accounts payable and accrued liabilities of $431,017 and $145,024 at May 31, 2016 and May 31, 2015, respectively, consist of legal fees, consulting fees and other trade payables.